Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants and Rights Outstanding [Abstract]
Schedule of Outstanding Warrants
As of December 31, 2022 and 2021, the outstanding warrants to purchase the Company's common stock were comprised of the following:

	Classification	Exercise Price	Expiration Date	Warrants at December 31,
				2022	2021
Warrants issued with Conversion of Notes to Common Stock	Equity	$8.03	8/31/28	232,287	232,287
Warrants issued with Units in the Equity Offering	Equity	$8.03	8/31/28	875,034	875,034
Broker Warrants issued with Equity Offering	Equity	$0.01	8/31/25	1,297	1,297
Consultant Warrants	Liability	$7.60	8/31/28	39,505	39,505
Total Warrants				1,148,123	1,148,123